BANK LOANS - Short-term bank loans (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
BANK LOANS
Total short-term bank loans	¥ 15,585,806	$ 2,228,741	¥ 11,582,336
Industry and Commercial Bank of China ("ICBC")
BANK LOANS
Total short-term bank loans	10,000,000	1,429,981	10,000,000
China Construction Bank
BANK LOANS
Total short-term bank loans	1,106,120	158,173	1,106,009
Industry and Commercial Bank of China ("ICBC")
BANK LOANS
Total short-term bank loans	476,364	68,119	¥ 476,327
Bank of Nanjing
BANK LOANS
Total short-term bank loans	¥ 4,003,322	$ 572,468